EQ Advisors TrustSM

Prospectus dated May 1, 2007

This Prospectus describes one (1) Portfolio* offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of the Portfolio. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

All Asset Allocation**

*	This Portfolio may not be available in your variable life or annuity product. Please consult your product prospectus to see if the Portfolio is available under your contract.
**	Until July 6, 2007, this Portfolio will be known as EQ/Enterprise Moderate Allocation Portfolio.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version AAI

(20983)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-five (65) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IB shares of the All Asset Allocation Portfolio of the Trust. The Portfolio is a diversified Portfolio. Information on the Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus. The investment objective of the Portfolio may be changed without a shareholder vote. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares.

The Trust’s shares are currently sold only to (1) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, and other affiliated or unaffiliated insurance companies; and (2) The Investment Plan for Employees, Managers and Agents (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolio that may be available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

The Investment Manager to the Portfolio is AXA Equitable (the “Manager”). The Manager, through its AXA Funds Management Group unit provides day-to-day management of the Portfolio. Information regarding the Manager is included under “Management of the Trust — The Manager” in this Prospectus.

The co-distributors of the Portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolio

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its investment objective. The investment objectives and policies of the Portfolio are not fundamental policies and may be changed without a shareholder vote.

Please note that:

•

Additional information regarding the principal risks and the benchmarks of the Portfolio is included in the section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs,” which follows the description of the Portfolio in this section of the Prospectus. In addition, the investment objective, principal investment strategy and a list of the principal investment risks of each of the Underlying Portfolios is included in the section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs — Information Regarding the Underlying Portfolios and Underlying ETFs”.

•	Additional information concerning the Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

All Asset Allocation Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation and current income.

THE INVESTMENT STRATEGY

The Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other investment companies (“Underlying ETFs”). AXA Equitable, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity securities, or fixed income securities or alternative investments (referred to herein as “asset classes”) as represented by the securities holdings of Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 65% of its assets in equity investments, 27% in fixed income investments and 8% of its assets in alternative investments (e.g., ETFs that invest in commodities and other instruments that derive their value from natural resources, the EQ/AXA Rosenberg Value Long/Short Equity Portfolio and the EQ/GAMCO Mergers and Acquisitions Portfolio) through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Trust’s Board of Trustees without shareholder approval.

Subject to the asset allocation target set forth above, AXA Equitable also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Prospectus, the term “asset category” refers to specific types of securities within each asset class (e.g., large cap equity securities, small/mid cap equity securities, investment grade bonds and high yield bonds). Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual securities holdings fall within such asset category. Under the Portfolio’s current target investment percentages, it generally will invest its assets in a combination of Underlying Portfolios or Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the table below. AXA Equitable may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset category. The target allocation to investment grade and high yield fixed income classes may include both U.S. and foreign issuers.

Asset Class
Range of Equity	65%
Large Cap Equity Securities	23%
Small/Mid Cap Equity Securities	16%
Domestic REITs	5%
International/Emerging Markets Securities	21%
Range Alternative Investments	8%
Range of Fixed Income	27%
International Bonds	0%
Investment Grade Bonds	27%
High Yield Bonds	0%

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Manager may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. The following is a list of the Underlying Portfolios and Underlying ETFs, divided by asset category, based on each Underlying Portfolio’s and Underlying ETF’s primary securities holdings, in which the Portfolio currently may invest. Each Underlying Portfolio is managed by the Manager and sub-advised by other investment sub-advisers (the “Advisers”), certain of which are affiliates of the Manager. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. Additional information regarding the Underlying Portfolios is included in the prospectus for those portfolios dated May 1, 2007. The Portfolio will purchase Class A or Class IA shares of the Underlying Portfolios, as applicable, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees. Additional information regarding the Underlying ETFs is included in their current prospectus.

Large Cap Equities

EQ/AllianceBernstein Common Stock

EQ/AllianceBernstein Growth and Income

EQ/AllianceBernstein Large Cap Growth

EQ/AllianceBernstein Value

EQ/BlackRock Basic Value Equity*

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/Janus Large Cap Growth

EQ/JPMorgan Value Opportunities

EQ/Legg Mason Value Equity

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Marsico Focus

EQ/Montag & Caldwell Growth

EQ/Mutual Shares

EQ/Oppenheimer Main Street Opportunity

EQ/TCW Equity

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

MarketPLUS Large Cap Core**

MarketPLUS Large Cap Growth**

Multimanager Aggressive Equity

EQ Advisors Trust	About the investment portfolios	5

All Asset Allocation Portfolio (continued)

Multimanager Large Cap Core Equity

Multimanager Large Cap Growth

Multimanager Large Cap Value

Small/Mid Cap Equities

EQ/AllianceBernstein Small Cap Growth

EQ/Ariel Appreciation II

EQ/FI Mid Cap

EQ/Franklin Small Cap Value

EQ/GAMCO Small Company Value

EQ/Lord Abbett Mid Cap Value

EQ/Oppenheimer Main Street Small Cap

EQ/Small Cap Value

EQ/Small Company Growth

EQ/Small Company Index

EQ/Van Kampen Mid Cap Growth

EQ/ Wells Fargo Montgomery Small Cap

MarketPLUS Mid Cap Value**

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Small Cap Growth

Multimanager Small Cap Value

Domestic Real Estate Investment Trusts (“REITs”)

EQ/Van Kampen Real Estate

iShares Cohen & Steers Realty Majors Index Fund

Alternative Investments

EQ/AXA Rosenberg Value Long/Short Equity

EQ/GAMCO Mergers and Acquisitions

iShares COMEX Gold Trust

iShares Silver Trust

iShares S&P Global Energy Sector Index Fund

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

iShares Goldman Sachs Natural Resources Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

International/Emerging Markets Securities

EQ/AllianceBernstein International

EQ/BlackRock International Value*

EQ/International ETF

EQ/International Growth

EQ/Oppenheimer Global

EQ/Templeton Growth

EQ/Van Kampen Emerging Markets

MarketPLUS International Core**

Multimanager International Equity

Investment Grade Bond

EQ/AllianceBernstein Intermediate Government Securities

EQ/AllianceBernstein Quality Bond EQ/Bond Index

EQ/Evergreen International Bond

EQ/Government Securities

EQ/JPMorgan Core Bond

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO Real Return

EQ/Short Duration Bond

Multimanager Core Bond

High Yield Bond

EQ/Caywood-Scholl High Yield Bond

Multimanager High Yield

*	Until May 25, 2007, the EQ/BlackRock Basic Value Equity Portfolio will be known as the EQ/Mercury Basic Value Equity Portfolio, and the EQ/BlackRock International Value Portfolio will be known as the EQ/Mercury International Value Portfolio.
**	Effective May 29, 2007.

The Manager determines the asset allocation targets for each asset class and the target investment percentages for each asset category and each Underlying Portfolio and Underlying ETF in which the Portfolio invests using a proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets.

The Portfolio may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, the Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the equity securities holdings or fixed income securities holdings of the Underlying Portfolios or Underlying ETFs in which it invests. The Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its target allocations. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio or Underlying ETF that holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios or Underlying ETFs that hold securities of a particular asset class or category whose minimum percentage has not been achieved.

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government

6	About the investment portfolios	EQ Advisors Trust

securities and money market instruments directly for investment or other appropriate purposes.

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the Portfolio instead of in the Portfolio itself. However, not all of the Underlying Portfolios of the Portfolio may be available as an investment option in your variable annuity contract or variable life policy. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Affiliated Portfolio Risk: In managing the Portfolio, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Risks Associated with Underlying Portfolios: Because the Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the Portfolio’s direct fees and expenses. The investments of the Portfolio are concentrated in the Underlying Portfolios and, thus, the Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the Portfolio invests in Underlying Portfolios, the Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the Portfolio is subject to the risks associated with the securities in which the Underlying Portfolio invests. Both the Portfolio and the Underlying Portfolios are subject to certain general risks, including market risk, issuer-specific risk, portfolio management risk, security risk and Adviser selection risk. In addition, to the extent the Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities, foreign securities and/or alternative investments the Portfolio is subject to the risks associated with investing in such securities. Certain risks associated with investing in the Underlying Portfolios are listed below. For a more complete list of the risks associated with alternative investments and the Underlying Portfolios and for detailed information regarding these risks, please see the section entitled “More Information on Risks and Benchmarks and the Underlying Portfolios.”

Risks Associated with the Underlying Portfolios

Adviser Selection Risk

Banking Industry Sector Risk

Convertible Securities Risk

Credit/Default Risk

Currency Risk

Depositary Receipts Risk

Derivatives Risk

Distressed Companies Risk

Equity Risk

Fixed Income Risk

Focused Portfolio Risk

Foreign Securities and Emerging

Markets Risk

Large-Cap Company Risk

Leveraging Risk

Liquidity Risk

Loan Participation Risk

Lower-Rated Securities Risk

Mid-Cap Company Risk

Money Market Risk

Multiple-Adviser Risk

Mortgage-Backed and

Asset-Backed Securities Risk

Non-Diversification Risk

Opportunity Risk

Portfolio Management Risk

Portfolio Turnover Risk

Futures and Options Risk

Growth Investing Risk

Index Fund Risk

Interest Rate Risk

Issuer-Specific Risk

Investment Grade Securities Risk

Junk Bonds and Lower Rated Securities Risk

Real Estate Investing Risk

Securities Lending Risk

Small- and Mid-Capitalization Risk

Special Situations Risk

Short Sales Risk

Unseasoned Companies Risk

Valuation Risk

Value Investing Risk

Zero Coupon and Pay-in-Kind Securities Risk

Risks Specific to Alternative Investments

Changes in Economic Conditions Risk

Changes in Speculators’ Outlook Risk

Commodity Price Volatility Risk

Concentration Risk

Deregulation Risk

Depletion of Resources Risk

Environmental Damage Claims Risk

Exchange Rates Risk

Government Regulation Risk

Lack of Governmental Insurance

or Guarantee Risk

Management Risk

Market Trading Risk

Natural Disasters Risk

Sales by the Official Sector Risk

Increases in Hedging Activity by

Producers Risk

Market Trading Risks

Passive Investments Risk

Tracking Error Risk

Worldwide Energy Prices and

Spending Risk

World Events and Economic

Conditions Risk

•

Portfolio Management Risk: The risk that AXA Equitable’s selection of the Underlying Portfolios and Underlying ETFs, and its allocation and reallocation of portfolio assets among the Underlying Portfolios and Underlying ETFs, may not produce the desired results.

EQ Advisors Trust	About the investment portfolios	7

All Asset Allocation Portfolio (continued)

•

Market Risk: The Underlying Portfolios and Underlying ETFs’ share prices, and thus the share price of the Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs investment approaches could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Exchange Traded Funds Risk: When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

The principal risks of investing in Underlying ETFs generally are similar to those listed above under “Risks Associated with Underlying Portfolios” and “Risks Associated with Alternative Investments.” The Underlying ETFs also are subject to the following risks which are described in more detail in the section “More Information on Risks and Benchmarks and the Underlying Portfolios and the Underlying ETFs”:

Asset Class Risk ETF Risk Inactive Market Risk Investment Company Risk Investment Style Risk Liquidity Risk	Net Asset Value Risk Passive Investment Risk Security Risk Tracking Error Risk Underlying ETF Management Risk

More information about the risks of an investment in the Portfolio is provided in “More Information on Risks and Benchmarks and the Underlying Portfolios” in the Prospectus.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Managed Portfolio, a series of the Enterprise Accumulation Trust). For these purposes, the Portfolio is considered to be the successor to the Enterprise Managed Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because until September 12, 2005 the Portfolio and its predecessor had a different investment objective, invested directly in equity and debt securities and was advised by an investment adviser. The Portfolio invests substantially all of its assets in ETFs and other mutual funds that emphasize either equity or debt investments and is managed directly by the Manager. If the Portfolio and its predecessor had historically invested substantially all of their assets in ETFs and other mutual funds instead of investing directly in equity and debt securities or were directly advised by the Manager, the performance of the Portfolio and its predecessor may have been different.

8	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
13.25% (1997 2nd Quarter)	–16.42% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
All Asset Allocation Portfolio — Class IB Shares	10.17%	3.69%	4.72%
65% S&P 500 Index/30% Lehman Brothers Aggregate Bond/5% 3-Month T-Bill†	11.72%	5.89%	7.85%
Moderate Allocation Index	9.97%	5.88%	7.68%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks and the Underlying Portfolios and the Underlying ETFs ” in the Prospectus.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
All Asset Allocation Portfolio	Class IB Shares
Management Fee	0.10%
Distribution and/or service (12b-1) fees**	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios and Underlying ETFs)***	0.72%
Total Operating Expenses	1.27%
Less Waivers/Expense Reimbursements****	-0.20%
Net Operating Expenses and Acquired Fund Fees and Expenses	1.07%
Net Operating Expenses (excluding Acquired Fund Fees and Expenses)****	0.35%
*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
***	The Portfolio invests in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
****	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2008 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.35% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust - Expense Limitation Agreement.”

Example

This Example is intended to help you compare the direct and indirect costs of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying Portfolios and Underlying ETFs) incurred indirectly remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$109
3 Years	$383
5 Years	$678
10 Years	$1,516

WHO MANAGES THE PORTFOLIO

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the Portfolio.

EQ Advisors Trust	About the investment portfolios	9

All Asset Allocation Portfolio (continued)

A committee of AXA FMG investment personnel manages the Portfolio. Kenneth Kozlowski and Kenneth Beitler serve as the lead portfolio managers of the committee with joint and primary responsibility for day-to-day management of the Portfolio. Alwi Chan and Xavier Poutas assist the lead portfolio managers with day-to-day management of the Portfolio but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, ChFC, CLU has served as Vice President of AXA Financial from February 2001 to present. He is responsible for portfolio administration, accounting and product development and has had day-to-day portfolio management responsibilities for AXA Equitable’s Allocation Portfolios since 2003 and for the Portfolio since September 2005.

Kenneth B. Beitler, CFA® has served as Vice President of AXA Financial from February 2003 to present. From February 2002 to February 2003, he served as Assistant Vice President of AXA Financial and from May 1999 to February 2002 as Senior Investment Analyst of AXA Financial. He is responsible for portfolio analysis and portfolio performance evaluation and has had day-to-day portfolio management responsibilities for AXA Equitable’s Allocation Portfolios since 2003 and for the Portfolio since September 2005.

Alwi Chan, CFA® has served as Assistant Vice President of AXA Equitable from November 2005 to present. From December 2002 to October 2005 he served as Senior Investment Analyst of AXA Financial. Mr. Chan served as a Senior Financial Analyst at the General Account Investment Group of AXA Equitable from June 1999 to November 2002. He assists in portfolio analysis and portfolio performance evaluation and has assisted in this manner with respect to the AXA Allocation Portfolios since 2003 and for the Portfolio since September 2005.

Xavier Poutas joined AXA Funds Management Group (“AXA FMG”) in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Prior to 2002, Mr. Poutas held several positions within the AXA Group. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Information about each lead manager’s compensation, other accounts they manage and their ownership of securities in the portfolios is available in the Trust’s Statement of Additional Information.

10	About the investment portfolios	EQ Advisors Trust

2. More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs

The Portfolio follows a distinct set of investment strategies. To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios and Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying Portfolios and Underlying ETFs may emphasize different market sectors, such as foreign securities, small-cap equities and high yield fixed income securities. Each Underlying Portfolio’s and Underlying ETF’s principal risks are described in more detail their Prospectus.

General Risks of Underlying Portfolios and Underlying ETFs

Each of the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Derivatives Risk: An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Exchange Traded Funds Risk: When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Inactive Market Risk: Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

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Investment Company Securities Risk: A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

Leveraging Risk.  When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk.  The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Market Risk.  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk.  Some of the Underlying Portfolios employ multiple Advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio’s assets. Because each sub-adviser manages its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each sub-adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other sub-advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.

Net Asset Value Risk.  The market price of an Underlying ETF may be different from its net asset value (i.e., the Underlying ETF may trade at a at a discount or premium to its net asset value). The performance of a portfolio could be adversely impacted.

Opportunity Risk.  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Passive Investment Risk.  Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in in the market segment relating to the underlying index.

Portfolio Management Risk.  The risk that the strategies used by the Underlying Portfolios’ Advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk.  High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total returns.

Security Risk.  The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Securities Lending Risk.  For purposes of realizing additional income, each Underlying Portfolio may lend securities to broker-dealers approved by the relevant Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

Adviser Selection Risk.  The risk that the process for selecting or replacing an Adviser for an Underlying Portfolio and the decision to select or replace an Adviser does not produce the intended result.

Tracking Error Risk: Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause and Underlying ETF’s performance to not match the performance of its index.

Underlying ETF Management Risk: No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

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Valuation Risk: The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.

Risks of Equity Investments

The Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that emphasize investments in equity securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. The risks of investing in equity securities may include:

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that portfolio. The Adviser (“Adviser”) of an Underlying Portfolio will consider such event in its determination of whether a portfolio should continue to hold the securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Portfolio is called for redemption, the Underlying Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Underlying Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether an Underlying Portfolio should invest and/or continue to hold the securities.

Depositary Receipts Risk.  American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued through the world) each evidence a similar ownership arrangement. An Underlying Portfolio may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Financial Services Sector Risk: To the extent a Portfolio invests in the financial services sector, the value of a Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in diversified portfolio of securities

Focused Portfolio Risk: Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s net asset value.

Index-Fund Risk: An index portfolio invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Initial Public Offering (“IPO”) Risk: A Portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investment. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early states of development with a history of little or no revenues and such company may operate at a loss following the offering. A Portfolio’s ability to obtain shares of an IPO security may be substantially limited in the even of high demand for the securities and there is no guarantee that the Portfolio will receive an allocation of shares. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as those Portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Style Risk: The Advisers to an Underlying Portfolio may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the portfolio. These styles may be out of

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favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Loan Participation Risk: A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Non-Diversification Risk: Certain of the Underlying Portfolios are classified as “non-diversified” investment companies, which means that the proportion of each portfolio’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (“1940 Act”). Since a relatively high percentage of each non-diversified portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of such portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a portfolio’s investment performance, as the portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Real Estate Investing Risk. Investing in REITS exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITS), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and gains.

Small- and Mid-Capitalization Risk: There may be an increased risk for portfolios that invest in small and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. The EQ/Davis New York Venture Portfolio also may invest in companies that are involved in litigation, companies whose financial reports or corporate governance may be challenged, companies whose annual report may disclose a weakness in internal controls or companies that are involved in other adverse events that may threaten their future. There is a risk that the “special situation” may not be completed on the terms or

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within the time frame contemplated or might not occur at all, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for a Portfolio.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

The Portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

The risks of investing in fixed income securities may include:

Credit/Default Risk: The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s credit worthiness.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Portfolio is called for redemption, the Underlying Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Underlying Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether an Underlying Portfolio should invest and/or continue to hold the securities.

Interest Rate Risk: The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on an Underlying Portfolio’s holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Loan Participation Risk: The portfolio’s investments in loan participation and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

Lower-Rated Securities (also referred to as Junk Bond) Risk (a.k.a. Below Investment Grade Securities Risk): Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield. In addition, the portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Banking Industry Sector Risk: To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Mortgage-Backed and Asset-Backed Securities Risk: The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. The early retirement of particular classes or

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series of a collateralized mortgage obligation held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

The Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk.  A portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

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Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

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Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, an Underlying Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

•	Geographic Risk — The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

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Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s foreign investments.

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Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform, accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Risks of Alternative Investments

Adverse Changes in Real Estate Conditions Risk. Investments in REITs are subject to adverse changes in national, state or local real estate conditions. These include: oversupply of or reduced demand for space and changes in rental rates, obsolescence of properties, changes in the availability, cost and terms of mortgage funds, and the impact of environmental laws.

Asset Class Risk. The returns from the types of securities in which an Underlying Portfolio or Underlying ETF invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Commodity Price Volatility Risk. Because the value of iShares of a particular commodity depends on the price of that commodity, it is subject to fluctuations similar to those affecting the commodities.

Changes in Economic Conditions Risk. A change in economic conditions, such as a recession, can adversely affect the price of silver. Silver is used in a wide range of industrial applications, and an economic downturn could have a negative impact on its demand and, consequently, its price and the price of iShares.

Changes in Speculators Outlook Risk. A significant change in the attitude of speculators and investors towards gold or silver. Should the speculative community take a negative view towards gold or silver, it could cause a decline in world gold or silver prices, negatively impacting the price of the iShares.

Concentration Risk. If the Underlying Index of an Underlying Portfolio concentrates in a particular industry, group of industries or sector, that Underlying Portfolio may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an Underlying Portfolio that concentrates in a single industry or group of

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industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Increases in Hedging Activity Risk. An increase in hedging activity by producers. Should their be an increase in the level of hedge activity of gold or silver producing companies, it could cause a decline in world gold or silver prices

Deregulation Risk. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

Depletion of Resources Risk: Companies in the natural resources sector could be adversely affected by depletion of resources.

Environmental Damage Claims Risk. Oil exploration and production companies may be at risk for environmental damage claims.

Exchange Rates Risk. Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions.

Federal Tax Requirements Risk. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation.

Government Regulation Risk. An investment in an Underlying Portfolio may be affected by government regulation.

Governmental Regulatory Commissions Risk. Rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

Lack of Governmental Insurance or Guarantee Risk. An investment in an Underlying Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Trading Risks:

•	Absence of Prior Active Market: there can be no assurance that an active trading market for the shares of an Underlying ETF will develop or be maintained.

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Lack of Market Liquidity: secondary market trading for the shares of an Underlying ETF may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in the shares of Underlying ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of an Underlying ETF will continue to be met or will remain unchanged.

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Shares of the Underlying ETFs May Trade at Prices other than Net Asset Value: The shares of an Underlying ETF may trade at, or below their Net Asset Value (“NAV”). The NAV of shares of an Underlying ETF will fluctuate with changes in the market value of such Underlying ETF’s holdings. The trading prices of an Underlying ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. [However, given that shares can be created and redeemed only in Creation Unites at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs).

Natural Disasters Risk. Oil and gas exploration and production can be significantly affected by natural disasters.

Sales by the Official Sector Risk. A significant portion of the aggregate world gold holdings is owned by governments, central banks and related institutions. If one or more of these institutions decides to sell in amounts large enough to cause a decline in world gold prices, the price of the iShares will be adversely affected.

Tracking Error Risk. The imperfect correlation between an Underlying Portfolio’s securities and those in its Underlying Index, caused by the rounding of prices, changes to an Underlying Index and regulatory policies Tracking error may also result because the Underlying Portfolio incurs fees and expenses while its Index does not incur such expenses.

World Events and Economic Conditions Risk. The Underlying Fund may be adversely affected by the performance of securities in a particular industry or sector and may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Worldwide Energy Prices and Spending Risk. The profitability of companies in the oil exploration and production industry is related to worldwide energy prices, exploration, and production spending.

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Benchmarks

The performance of the Portfolio as shown in the section “About the Investment Portfolio” compares the Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. The Portfolio’s annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which the Portfolio is likely to select its holdings.

Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade fixed-rate bond market, including U.S. Treasury and credit, agency mortgage pass-through, asset-backed, commercial mortgage-based, corporate and “Yankee” bonds (U.S. dollar-denominated bonds issued outside the United States). To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

65% S&P 500 Index/35% Lehman Aggregate Bond/5% 3-month T-Bill is made up 65% by the S&P 500 Index, 35% by the Lehman Aggregate Bond Index, and 5% 3-month T-Bill.

Moderate Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 50% and 50%, respectively.

“Blended” performance numbers (e.g. 65% S&P 500 Index/35% Lehman Aggregate Bond/5% 3-month T-Bill) assume a static mix of the indices. We believe that these indices reflect more closely the market sectors in which the Portfolio invests.

18	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs

The following is additional information regarding the Underlying Portfolios and Underlying ETFs. If you would like more information about the Underlying Portfolios and Underlying ETFs, the Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
LARGE CAP EQUITIES
EQ/AllianceBernstein Common Stock Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.	• Convertible Securities Risk • Equity Risk • Growth Investing Risk • Foreign Securities Risk • Large-Cap Company Risk • Small and Mid-Capitalization Risk • Value Investing Risk
EQ/AllianceBernstein Growth and Income Portfolio	Seeks to provide a high total return.	The Portfolio invests primarily in dividend-paying common stocks of carefully selected high-quality, large capitalization companies (currently considered by the Adviser to mean companies with market capitalization of at least $1 billion at the time of purchase). The Portfolio also may invest in fixed-income and convertible securities.

•  Credit Risk

•  Convertible Securities Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bond and Lower Rated Securities Risk

•  Large-Cap Company Risk

EQ/AllianceBernstein Large Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently considers large capitalization companies to be companies with market capitalization within the range of companies in the Russell 1000 Growth Index at the time of initial investment. Normally, the Portfolio invests in about 40-60 companies.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/AllianceBernstein Value Portfolio	Seeks capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that are trading at a discount to their long term earnings power, usually because of a situation the Adviser’s research suggests will be temporary.

•  Convertible Securities Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Investment Grade Securities Risk

•  Interest Rate Risk

•  Foreign Securities Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Value Investing Risk

EQ/BlackRock Basic Value Equity Portfolio	Seeks capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment values.	• Derivatives Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Mid-Cap Company Risk • Value Investing Risk
EQ/Boston Advisors Equity Income Portfolio	Seeks a combination of growth and income to achieve an above-average and consistent total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Foreign Securities and Emerging Markets Risk • Equity Risk • Large-Cap Company Risk • Small-Cap and Mid-Cap Company Risk
EQ/Capital Guardian Growth Portfolio	Seeks long-term growth of capital	The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio normally will be invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.	• Convertible Securities Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk
EQ/Capital Guardian Research Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase.	• Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Capital Guardian U.S. Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase.	• Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk
EQ/Davis New York Venture Portfolio	Seeks long-term growth of capital.	Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio may invest a significant portion of its assets in the financial services sector.	• Equity Risk • Financial Services Sector Risk • Foreign Securities Risk • Currency Risk • Depositary Receipts Risk • Large-Cap Company Risk • Special Situations Risk
EQ/Equity 500 Index Portfolio	Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio typically will hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Evergreen Omega Portfolio	Seeks long-term capital growth.	The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Portfolio Turnover Risk • Small and Mid-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Janus Large Cap Growth Portfolio	Seeks long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth-oriented companies with a large market capitalization. For purposes of this Portfolio, companies having a market capitalization within the range of companies in the Russell 1000 Index at the time of purchase are considered large capitalization companies.

•  Credit Risk

•  Equity Risk

•  Fixed Income Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Growth Investing Risk

•  Interest Rate Risk

•  Junk Bond and Lower Rated Securities Risk

•  Large-Cap Company Risk

EQ/JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For the purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. The Adviser employs a value-oriented investment approach.

•  Convertible Securities Risk

•  Credit Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Investment Grade Securities Risk

•  Interest Rate Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Foreign Securities Risk

•  Large-Cap Company Risk

•  Mid-Cap Company Risk

•  Value Investing Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

EQ/Legg Mason Value Equity Portfolio	Seeks long-term growth of capital.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities that the Adviser believes offer the potential for capital growth. The Portfolio may invest in U.S. and foreign issuers, and generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

•  Convertible Securities Risk

•  Credit Risk

•  Equity Risk

•  Fixed Income Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Non-Diversification Risk

•  Small-Cap and Mid-Cap Company Risk

•  Value Investing Risk

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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Lord Abbett Growth and Income Portfolio	Capital appreciation and growth of income without excessive fluctuation in market value.	The Portfolio primarily invests in the equity securities of large, seasoned U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. For the purposes of this Portfolio, a large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Foreign Securities Risk • Futures and Options Risk • Large-Cap Company Risk • Value Investing Risk
EQ/Lord Abbett Large Cap Core Portfolio	Capital appreciation and growth of income with reasonable risk.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. For the purposes of this Portfolio, a large company is defined as having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Foreign Securities Risk • Futures and Options Risk • Large-Cap Company Risk • Growth Investing Risk • Value Investing Risk
EQ/Marsico Focus Portfolio	Seeks long-term growth of capital.	The Portfolio, which is non-diversified, invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $4 billion or more generally are considered large companies.	• Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Mid-Cap Company Risk • Non-Diversification Risk • Portfolio Turnover Risk
EQ/Montag & Caldwell Growth Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.	• Convertible Securities Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Small-Cap and Mid-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Mutual Shares Portfolio	Seeks capital appreciation, which may occasionally be short-term, and secondarily, income.	Under normal circumstances, the Portfolio invests mainly in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies that the Adviser believes are undervalued. The Portfolio invests primarily in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its net assets in small-cap companies as well.

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Distressed Companies Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Interest Rate Risk

•  Investment Company Securities Risk

•  Junk Bonds and Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Real Estate Investing Risk

•  Small-Cap and Mid-Cap Company Risk

•  Special Situations Risk

•  Value Investing Risk

EQ/Oppenheimer Main Street Opportunity	Seeks long-term capital appreciation.	Under normal circumstances, the Portfolio invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges. The Portfolio also may invest in foreign securities, including securities of companies in emerging markets and depositary receipts, preferred stocks, warrants and, to a limited extent, convertible securities, derivatives and securities of other investment companies, including ETFs.

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Exchange Traded Funds Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Investment Company Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Value Investing Risk

EQ/TCW Equity Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in the equity securities of U.S. large capitalization companies that meet the Adviser’s criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment.	• Convertible Securities Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Small-Cap and Mid-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/UBS Growth and Income Portfolio	Seeks to achieve total return through capital appreciation with income as a secondary consideration.	Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For the purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.	• Convertible Securities Risk • Equity Risk • Growth Investing Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk
EQ/Van Kampen Comstock Portfolio	Capital growth and income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of small, medium and large market capitalization.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bond or Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Real Estate Investing Risk

•   Small-Cap and Mid-Cap Company Risk

•   Value Investing Risk

Market PLUS Large Cap Core Portfolio	Seeks long-term growth of capital with a secondary objective to seek reasonable current income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). For purposes of this Portfolio, the words “reasonable current income” mean moderate income.	• Convertible Securities Risk • ETF Risk • Equity Risk • Focused Portfolio Risk • Growth Investing Risk • Index-Fund Risk • Multiple-Adviser Risk • Value Investing Risk
Market PLUS Large Cap Growth Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies).	• Convertible Securities Risk • ETF Risk • Equity Risk • Foreign Securities Risk • Currency Risk • Focused Portfolio Risk • Growth Investing Risk • Index-Fund Risk • Multiple-Adviser Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Aggressive Equity Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in securities of large capitalization growth companies, although the Advisers may invest, to a certain extent, in equity securities of small- and mid-capitalization growth companies as well.

•  Credit, Default Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Large Capitalization Risk

•  Liquidity Risk

•  Portfolio Management Risk

•  Small- and Mid Capitalization Risk

•  Adviser Selection Risk

Multimanager Large Cap Core Equity Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. For the purposes of this Portfolio, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The Advisers generally choose investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both.	• Equity Risk • Foreign Investing and Emerging Markets Risks • Issuer-Specific Risk • Large Capitalization Risk • Portfolio Management Risk • Adviser Selection Risk
Multimanager Large Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. For the purposes of this Portfolio, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. This Portfolio intends to invest primarily in common stocks but may also invest in other securities that the Advisers believe provide opportunities for capital growth.

•  Derivatives Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Large Capitalization Risk

•  Portfolio Management Risk

•  Adviser Selection Risk

Multimanager Large Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. For the purposes of this Portfolio, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The Advisers use an investment style that focuses on stocks that are currently under-priced using certain financial measurements.	• Equity Risk • Foreign Investing and Emerging Markets Risk • Investment Style Risk • Issuer-Specific Risk • Large Capitalization Risk • Portfolio Management Risk • Adviser Selection Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SMALL/MID CAP EQUITIES
EQ/AllianceBernstein Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings, for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $3 billion at the time of initial purchase). The Portfolio invests primarily in U.S. common stocks and either equity type securities issued by smaller companies with favorable growth prospects.

•  Convertible Securities Risk

•  Equity Risk

•  Fixed Income Risk

•  Growth Investing Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small Cap Company Risk

•  Special Situations Risk

EQ/Ariel Appreciation II Portfolio	Seeks long-term capital appreciation.	The Portfolio invests primarily in the securities of mid-capitalization companies (currently considered by the Adviser to mean companies with market capitalizations generally between $2 billion and $15 billion at the time of initial purchase by the Portfolio). The Portfolio generally contains no more than 50 stocks, and it generally holds investments for a relatively long period of time - typically two to five years.	• Convertible Securities Risk • Equity Risk • Focused Portfolio Risk • Mid-Cap Company Risk • Value Investing Risk
EQ/FI Mid Cap Portfolio	Seeks long-term growth of capital.	The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. For purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is within the capitalization range of the S&P MidCap 400 Index or the Russell Midcap Index. The Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.	• Derivatives Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Portfolio Turnover Risk • Small- and Mid- Cap Company Risk • Value Investing Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Franklin Small Cap Value Portfolio	Seeks long-term total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations within the range of companies in the Russell 2500 Index at the time of purchase. The Portfolio generally invests in equity securities that the Adviser believes are currently undervalued and have potential for capital appreciation.	• Equity Risk • Currency Risk • Depositary Receipts Risk • Foreign Securities Risk • Liquidity Risk • Small- Cap Companies Risk • Value Investing Risk
EQ/GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalizations of $2.0 billion or less at the time of investment. The Adviser utilizes a value-oriented investment style.	• Convertible Securities Risk • Equity Risk • Foreign Securities Risk • Liquidity Risk • Small-Capitalization Risk • Value Investing Risk
EQ/Lord Abbett Mid Cap Value Portfolio	Seeks capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of mid-size companies. For the purposes of this Portfolio, a mid-size company is defined as a company having a market cap at the time of purchase within the range of companies in the Russell MidCap Index. In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Foreign Securities Risk • Futures and Options Risk • Mid-Cap Company Risk • Value Investing Risk

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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Main Street Small Cap Portfolio	Seeks capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3 billion at the time of purchase. Under normal circumstances, the Portfolio may invest up to 20% of its net assets in securities of mid- and large-capitalization companies if the Adviser believes they offer opportunities for growth.

•  Derivative Risk

•  Equity Risk

•  Exchange Traded Funds Risk

•  Foreign Securities and Emerging Markets Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Growth Investing Risk

•  Initial Public Offering Risk

•  Investment Company Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Unseasoned Companies Risk

•  Value Investing Risk

EQ/Small Cap Value Portfolio	Seeks capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States companies with small market capitalizations (i.e., companies with market capitalizations within the range of companies represented in the Russell 2000 Index) that the Adviser believes are inexpensively priced relative to the return on total capital or equity.

•  Convertible Securities Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk and Emerging Markets Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Non-Diversification Risk

•  Small-Cap and Mid-Cap Company Risk

•  Value Investing Risk

EQ/Small Company Growth Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small capitalization companies. The Advisers focus the Portfolio’s investments on those securities exhibiting certain growth characteristics.

•  Convertible Securities Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities Risk and Emerging Markets Risk

•  Growth Investing Risk

•  Leveraging Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Small-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Liquidity Risk • Small-Cap Company Risk
EQ/Van Kampen Mid Cap Growth Portfolio	Seeks capital growth.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of medium-size companies at the time of investment. The Portfolio primarily invests in equity securities including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. For the purposes of this Portfolio, medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Depositary Securities Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Equity Risk

•  Growth Investing Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bond or Lower Rated Securities Risk

•  Real Estate Investing Risk

•  Small-Cap and Mid-Cap Company Risk

EQ/Wells Fargo Montgomery Small Cap Portfolio	Seeks long-term capital appreciation.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in small capitalization securities. The Portfolio invests primarily in the common stocks of U.S. companies that the Adviser believes have a potential for above-average growth. The Portfolio principally invests in small-sized companies that have a market capitalization of less than $2 billion at the time of purchase.	• Derivatives Risk • Equity Risk • Leveraging Risk • Liquidity Risk • Growth Investing Risk • Portfolio Turnover Risk • Small-Capitalization Risk
MarketPLUS Mid Cap Value Portfolio	Seeks long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies).	• ETF Risk • Equity Risk • Index-Fund Risk • Mid-Cap Company Risk • Multiple Adviser Risk • Value Investing Risk

30	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Mid Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. For the purposes of this Portfolio, medium market capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Growth Index. The Advisers utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle.

•  Equity Risk

•  Foreign Investing and Emerging Markets Risks

•  Investment Style Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Mid-Capitalization Risk

•  Portfolio Management Risk

•  Adviser Selection Risk

Multimanager Mid Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. For the purposes of this Portfolio, medium market capitalization companies are companies with market capitalization is within the range of companies in the Russell Midcap Value Index. The Advisers utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements.

•  Equity Risk

•  Foreign Investing and Emerging Markets Risks

•  Investment Style Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Mid-Capitalization Risk

•  Portfolio Management Risk

•  Adviser Selection Risk

Multimanager Small Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index. The Advisers focus the Portfolio’s investments on those securities exhibiting certain growth characteristics.

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Portfolio Management Risk

•  Small Capitalization Risk

•  Adviser Selection Risk

Multimanager Small Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Value Index.

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Portfolio Management Risk

•  Small Capitalization Risk

•  Adviser Selection Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	31

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC REAL ESTATE INVESTMENT TRUSTS
EQ/Van Kampen Real Estate Portfolio	Seeks to provide above average current income and long-term capital appreciation	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs, as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.

•  Convertible Securities Risk

•  Derivatives Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Non-Diversification Risk

•  Real Estate Investing Risk

•  Value Investing Risk

iShares Cohen & Steers Realty Majors Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index.

The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry.

The Fund will concentrate its investments within the REIT market to approximately the same extent as the Index.

•  Adverse Changes in Real Estate Conditions Risk

•  Market Risk

•  Asset Class Risk

•  Passive Investments Risk

•  Concentration Risk

•  Derivatives Risk

•  Tracking Error Risk

•  Management Risk

•  Market Trading Risks

•  Lack of Governmental Insurance or Guarantee

•  Federal Tax Requirements

ALTERNATIVE INVESTMENTS
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in stocks of small- and mid-capitalization companies, but also may invest in stocks of large-capitalization companies.	• Equity Risk • Large-Cap Company Risk • Leveraging Risk • Portfolio Turnover Risk • Real Estate Investing Risk • Short Sales Risk • Small- and Mid-Cap Companies Risk • Value Investing Risk
EQ/GAMCO Mergers and Acquisitions Portfolio	Seeks to achieve capital appreciation	The Portfolio, which is a non-diversified portfolio, invests primarily in shares of companies that the Adviser believes are likely acquisition targets within 12-18 months. In addition, the Adviser will engage in classic risk arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities and Emerging Markets Risk

•  Large-Cap Company Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

•  Small and Mid-Cap Company Risk

32	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares COMEX Gold Trust	To reflect, at any given time, the price of gold owned by the Trust at that time, less the Trust’s expenses and liabilities.	The Trust is not an actively managed fund. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of gold. The Trust receives gold deposited with it in exchange for the creation of Baskets of iShares, sells gold as necessary to cover the Trust expenses and other liabilities and delivers gold in exchange for Baskets of iShares surrendered for redemption.	• Sales by the Official Sector Risk • Increases in Hedging Activity by Producers Risk. • Changes in Speculators’ Outlook Risk
iShares Silver Trust	To reflect, at any given time, the price of silver owned by the Trust at that time, less the Trust’s expenses and liabilities.	The Trust is not actively managed. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of silver. The Trust receives silver deposited with it in exchange for the creation of baskets of iShares, sells silver as necessary to cover the trust expenses and other liabilities and delivers silver in exchange for Baskets of iShares surrendered to it for redemption.	• Changes in Economic Conditions Risk • Changes in Speculators’ Outlook • Increases in Hedging Activity by Producers.
iShares S&P Global Energy Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index.	The Index measures the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The Fund will concentrate its investments in the energy sector, to approximately the same extent as the Index.

•  Market Risk

•  Asset Class Risk

•  Passive Investments Risk

•  Concentration Risk

•  Derivatives Risk

•  Tracking Error Risk

•  Management Risk

•  Market Trading Risks

•  Worldwide Energy Prices and Spending Risk

•  Exchange Rates Risk

•  Government Regulation Risk

•  Environmental Damage Claims Risk

•  Foreign Securities Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	33

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index.	The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Fund will concentrate its investments in companies in the oil exploration and production sub-sector to approximately the same extent as the Index.

•  Market Risk

•  Asset Class Risk

•  Passive Investments Risk

•  Concentration Risk

•  Derivatives Risk

•  Tracking Error Risk

•  Management Risk

•  Market Trading Risks

•  Lack of Governmental Insurance or Guarantee Risk

•  Natural Disasters Risk

•  Exchange Rates Risk

•  Environmental Damage Claims Risk

•  Non-Diversification Risk

iShares Goldman Sachs Natural Resources Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index.

Index measures companies in the extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

The Fund will concentrate its investments in such companies to approximately the same extent as the Index.

•  Market Risk

•  Asset Class Risk

•  Passive Investments Risk

•  Concentration Risk

•  Derivatives Risk

•  Tracking Error Risk

•  Management Risk

•  Market Trading Risks

•  World Events and Economic Conditions Risk

•  Environmental Damage Claims Risk

•  Commodity Price Volatility Risk

•  Depletion of Resources Risk

•  Non-Diversification Risk

iShares Dow Jones U.S. Utilities Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index	Index measures the performance of the utilities sector of the U.S. equity market. Includes companies in electricity and gas, and water and multi-utilities sectors. The Fund will concentrate its investments in such companies to approximately the same extent as the Index.

•  Market Risk

•  Asset Class Risk

•  Passive Investments Risk

•  Concentration Risk

•  Derivatives Risk

•  Tracking Error Risk

•  Management Risk

•  Market Trading Risks

•  Government Regulatory Commissions Risk

•  Deregulation Risk

•  Non-Diversification Risk

34	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL/EMERGING MARKETS EQUITIES
EQ/AllianceBernstein International Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their county of incorporation and/or in other countries.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities Risk and Emerging Markets Risk

•  Growth Investing Risk

•  Investment Grade Securities Risk

•  Interest Rate Risk

•  Value Investing Risk

EQ/BlackRock International Value Portfolio	Seeks to provide current income and long-term growth of income, accompanied by growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. The Portfolio invests primarily in the securities of companies located in the developed foreign markets.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities and Emerging Markets Risk

•  Small- and Mid-Cap Company Risk

•  Value Investing Risk

EQ/International ETF Portfolio	Seeks long-term capital appreciation	Invests in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•  Market Risk

•  Portfolio Management Risk

•  Asset Class Risk

•  Derivatives Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities and Emerging Markets Risk

•  Inactive Market Risk

•  Investment Company Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Liquidity Risk

•  Net Asset Value Risk

•  Opportunity Risk

•  Passive Investment Risk

•  Security Risk

•  Small- and Mid-Cap Company Risk

•  Tracking Error Risk

•  Underlying ETF Management Risk

•  Valuation Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	35

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/International Growth Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies that the Adviser believes offer the potential for above-average earnings growth. The Portfolio generally diversifies its investments among issuers located in European, Australasian and Far East (“EAFE”) markets	• Convertible Securities Risk • Currency Risk • Equity Risk • Foreign Investing and Emerging Markets Risk • Growth Investing Risk • Large-Cap Company Risk
EQ/Oppenheimer Global Portfolio	Seeks capital appreciation	The Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including emerging markets.

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Exchange Traded Funds Risk

•  Foreign Securities Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Growth Investing Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Special Situations Risk

EQ/Templeton Growth Portfolio	Seeks long-term capital growth	The Portfolio invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The Portfolio may invest in securities in any capitalization range, but may only invest to a limited extend in securities issued by small capitalization companies.

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities and Emerging Markets Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Fixed Income Risk

•  Credit risk

•  Interest Rate Risk

•  Real estate Investing risk

•  Small-Cap and Mid-Cap Company Risk

•  Value Investing Risk

EQ/Van Kampen Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Focused Portfolio Risk

•  Growth Investing Risk

•  Interest Rate Risk

•  Junk Bond and Lower Rated Securities Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

36	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
MarketPlus International Core Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests primarily in foreign equity securities. The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.	• Convertible Securities Risk • Equity Risk • ETF Risk • Foreign Securities Risk • Currency Risk • Emerging Markets Risk • Growth Investing Risk • Index Fund Risk • Multiple Adviser Risk
Multimanager International Equity Portfolio	Long-Term growth of capital	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.) Foreign securities include securities issued by companies in countries with either developed or developing countries.

•  Currency Risk

•  Foreign Securities and Emerging Markets Risk

•  Equity Risk

•  Issuer-Specific Risk

•  Large-Capitalization Risk

•  Liquidity Risk

•  Portfolio Management Risk

•  Small- and Mid-Capitalization Risk

•  Sub-Adviser Selection Risk

INVESTMENT GRADE BOND
EQ/AllianceBernstein Intermediate Government Securities Portfolio	Seeks to achieve high current income consistent with relative stability of principal.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government Securities.

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

•  Zero Coupon Risk

EQ/AllianceBernstein Quality Bond Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities which are rated investment grade at the time of purchase, or unrated, fixed income securities that the Adviser determines to be of comparable quality.

•  Credit Risk

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

•  Portfolio Turnover Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	37

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Bond Index Portfolio	Seeks a total return before expenses that approximates the total return performance of the Lehman Brothers Aggregate Bond Index (“Bond Index”), including reinvestment of coupon payments, at a risk level consistent with that of the Bond Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities in the Bond Index. To maintain liquidity, the Portfolio may invest up to 20% of its assets in various short-term fixed income securities and money market instruments. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .85, before expenses. A correlation of 1.00 would mean that the Portfolio and the Index were perfectly correlated.

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

EQ/Evergreen International Bond Portfolio	Seeks capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

EQ/Government Securities Portfolio	Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees.	• Fixed Income Risk • Interest Rate Risk • Mortgage-Backed Securities Risk
EQ/JPMorgan Core Bond Portfolio	Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.	Under normal circumstances the Portfolio invests, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by S&P or Baa or better by Moody’s or, if unrated, securities of similar quality as determined by the Adviser. The Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses.

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

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Information Regarding the Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Long Term Bond Portfolio	Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities.	• Credit Risk • Fixed Income Risk • Interest Rate Risk • Investment Grade Securities Risk • Liquidity Risk • Mortgage-Backed and Asset-Backed Securities Risk
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.	• Banking Industry Sector Risk • Credit Risk • Fixed Income Risk • Foreign Securities Risk • Interest Rate Risk • Mortgage-Backed and Asset-Backed Securities Risk • Money Market Risk
EQ/PIMCO Real Return Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	The Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Futures and Options Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Loan Participation Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

EQ/Short Duration Bond Portfolio	Seeks current income with reduced volatility of principal.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

•  Convertible Securities Risk

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Mortgage-Backed and Asset Backed Securities Risk

•  Securities Lending Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	39

Information Regarding the Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Core Bond Portfolio	To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio may purchase bonds of any maturity, but generally the portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index (currently, approximately 4.45 years).

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Foreign Investing and Emerging Markets Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Lower-Rated Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Management Risk

•  Adviser Selection Risk

HIGH YIELD BOND
EQ/Caywood-Scholl High Yield Bond Portfolio	Seeks to maximize current income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are rated below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s or B- to BB+ by S&P, which are commonly known as “junk bonds.”

•  Credit Risk

•  Convertible Securities Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

Multimanager High Yield Portfolio	High total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so called “junk bonds”), Junk bonds generally are rated Ba or lower by Moody’s or BB or lower by S&P or, if unrated, determined to be of comparable quality by an Adviser. The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Foreign Investing and Emerging Markets Risk

•  Interest Rate Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Lower-Rated Securities Risk

•  Loan Participation Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Management Risk

•  Adviser Selection Risk

40	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETF	EQ Advisors Trust

3. Management of the Trust

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolio. The Trust issues shares of beneficial interest that are currently divided among sixty-five (65) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IB shares of one (1) Portfolio. The Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. More detailed information concerning the Manager is included in the description for the Portfolio in the section “About The Investment Portfolio.”

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolio. In addition to its managerial responsibilities, the Manager is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for the Portfolio, the Manager will periodically establish specific percentage targets for each asset category and each Underlying Portfolio and Underlying ETF to be held by the Portfolio using the Manager’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. The Manager also will rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its asset allocation range.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2006.

Management Fees

The Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) that the Manager received in 2006 for managing the Portfolio and the rate of the management fees waived by the Manager in 2006 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to the Portfolio.

Management Fees Paid by the Portfolio in 2006

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
All Asset Allocation	0.10%	0.20%

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, the Portfolio pays AXA Equitable a fee at an annual rate of 0.15% of the Portfolio’s total average daily net assets plus $35,000. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with the Portfolio. In this connection, the Manager’s selection of Underlying Portfolio’s may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting until April 30, 2008 (unless the board of trustees consents to an earlier revision or termination of this arrangement) the expenses of the Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to the Portfolio (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying Portfolios and Underlying ETFs, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) are limited to the following respective expense ratios:

EQ Advisors Trust	Management of the Trust	41

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
Class IB Shares
All Asset Allocation Portfolio	0.35%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses.

42	Management of the Trust	EQ Advisors Trust

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of the Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee currently equals 0.25% (subject to a 0.50% maximum under the Distribution Plan) of the Portfolio’s average daily net assets attributable to Class IB shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts, the Portfolio and/or the Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Fund distribution arrangements	43

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. The Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolio. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, the Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, the Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent the Portfolio invests in Underlying Portfolios that invest a significant portion of their assets in foreign securities (e.g. Multimanager International Equity Portfolio, EQ/AllianceBernstein International Portfolio, EQ/International Growth Portfolio, EQ/BlackRock International Value Portfolio, EQ/Capital Guardian International Portfolio and EQ/Oppenheimer Global Portfolio), the securities of small- and mid-capitalization companies (e.g. Multimanager Mid Cap Growth Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Small Cap Value Portfolio and EQ/Lord Abbett Mid Cap Value Portfolio) or high-yield securities (e.g. Multimanager High Yield Portfolio and EQ/Caywood-Scholl High Yield Bond Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolio discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, the Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in the Portfolio. The Trust aggregates inflows or outflows for the Portfolio on a daily basis. When a potentially disruptive transfer into or out of the Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a

44	Buying and selling shares	EQ Advisors Trust

policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

EQ Advisors Trust	Buying and selling shares	45

6. How portfolio shares are priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by the Portfolio or its designated agent.

•

The Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios and Underlying ETFs that may invest heavily in foreign securities which sometimes trade on days when the Portfolio’s, the Underlying Portfolios and the Underlying ETFs shares are not priced.

Shares of the Underlying Portfolios held by the Portfolio are valued at their respective net asset values. Shares of the Underlying ETFs held by the Portfolio are valued at their most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price. Generally, other portfolio securities and assets of the Portfolio as well as portfolio securities and assets held by the Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

46	How portfolio shares are priced	EQ Advisors Trust

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolio.

Tax Consequences

The Portfolio is treated as a separate corporation and intends to qualify or continue to qualify to be treated as a regulated investment company for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its income and gains to its shareholders by making distributions. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio does have federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holding foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors the Portfolio’s compliance with all of the regulated investment company rules and variable insurance and annuity contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

EQ Advisors Trust	Dividends and other distributions and tax consequences	47

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

48	Glossary of Terms	EQ Advisors Trust

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2006 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

All Asset Allocation Portfolio(a)

	Year Ended December 31,
Class IB	2006(b)	2005(b)		2004	2003(b)		2002(b)
Net asset value, beginning of year	$19.71	$19.28		$18.27		$15.28		$19.60

Income (loss) from investment operations:
Net investment income	0.43	0.47		0.29		0.19		0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.58	0.53		1.25		2.99		(4.30)

Total from investment operations	2.01	1.00		1.54		3.18		(4.16)

Less distributions:
Dividends from net investment income	(0.60)	(0.57)		(0.53)		(0.19)		(0.16)

Net asset value, end of year	$21.12	$19.71		$19.28		$18.27		$15.28

Total return	10.17%	5.15%		8.57%		20.91%		(21.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$508,403	$565,938		$639,576		$693,844		$663,595
Ratio of expenses to average net assets:
After waivers	0.35%	0.84%		1.05%		1.05%		0.88%
After waivers and fees paid indirectly	0.35%	0.74%		1.05%		1.04%		0.85%
Before waivers and fees paid indirectly	0.55%	0.94%		1.15%		1.05%		0.88%
Ratio of net investment income to average net assets:
After waivers	2.13%	2.31%		1.31%		1.13%		0.82%
After waivers and fees paid indirectly	2.13%	2.41%		1.31%		1.14%		0.85%
Before waivers and fees paid indirectly	1.93%	2.21%		1.21%		1.13%		0.82%
Portfolio turnover rate	15%	155	%(c)	67%		71%		109%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.04	$0.02		$0.02	$	*	$	*

*	Prior to December 31, 2004, these ratios and per share amounts were not provided.
(a)	On September 9, 2005, this Portfolio converted to a “fund of funds” structure and was renamed EQ/Enterprise Moderate Allocation Portfolio. The information from January 1, 2002 through December 31, 2004 is that of the predecessor EQ/Enterprise Managed Portfolio. Information for the year ended December 31, 2005 includes the results of the operations of the predecessor EQ/Enterprise Managed Portfolio from January 1, 2005 through September 9, 2005.
(b)	Net investment income and capital changes per share are based on average shares outstanding.
(c)	Reflects purchases and sales from change in investment strategy.

EQ Advisors Trust	Financial Highlights	49

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Includes more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the Portfolio at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2007 EQ Advisors Trust